DEPOSITS (Narrative) (Details) - Interest Rate Swap [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Derivative notional amount			$ 8,700
Derivative instrument fixed interest rate percentage	7.95%		7.95%
Description of interest rate derivative activities	at fixed interest rate of 6.7% in exchange for approximately $ 8,700 at fixed interest rate of 7.95% with semi-annually payments commencing on June 2016 through December 2021.
Hedging amount		$ 1,455
Shekels [Member]
Derivative [Line Items]
Derivative notional amount | ₪	₪ 34,200,000
Derivative instrument fixed interest rate percentage	6.70%		6.70%